Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)		Jun. 30, 2021	Dec. 31, 2020
ASSETS
Cash and Cash Equivalents		$ 43,690,509	$ 59,213,703
Restricted Cash		7,009,460	8,464,719
LOANS:
Direct Cash Loans		789,150,250	777,568,737
Real Estate Loans		42,040,167	39,960,390
Sales Finance Contracts		107,776,671	103,258,326
Loans, Total		938,967,088	920,787,453
Unearned Finance Charges		131,708,108	132,703,130
Unearned Insurance Premiums and Commissions		61,872,219	61,018,635
Allowance for Loan Losses		63,601,747	66,327,674
Net Loans		681,785,014	660,738,014
INVESTMENT SECURITIES:
Available for Sale, at fair value		242,628,208	221,054,418
Held to Maturity, at amortized cost		0	379,002
Other Investments and Securities, at Cost		242,628,208	221,433,420
Other Assets		65,013,650	63,806,516
ASSETS, Total		1,040,126,841	1,013,656,372
LIABILITIES AND STOCKHOLDERS' EQUITY
Senior Debt		650,680,063	637,796,041
Accrued Expenses and Other Liabilities		70,965,503	67,345,604
Subordinated Debt		30,013,228	30,075,399
LIABILITIES, Total		751,658,794	735,217,044
COMMITMENTS AND CONTINGENCIES	[1]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued		0	0
Accumulated Other Comprehensive Income		11,582,398	13,266,927
Retained Earnings		276,715,649	265,002,401
Stockholders' Equity, Total		288,468,047	278,439,328
LIABILITIES AND STOCKHOLDERS' EQUITY, TOTAL		1,040,126,841	1,013,656,372
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		$ 0	$ 0

[1]	Note 6.